Basis of Preparation of the Financial Statements	12 Months Ended
Dec. 31, 2017
Basis of Preparation of the Financial Statements [Abstract]
Basis of Preparation of the Financial Statements

Note 2 - Basis of Preparation of the Financial Statements

A.	Statement of compliance with International Financial Reporting Standards

The Group has prepared the financial statements in accordance with International Financial Reporting Standards (hereinafter: “IFRS”), as issued by the International Accounting Standard Board (“IASB”).

These financial statements have been approved by the board of directors on February 27, 2018.

B.	Functional and presentation currency

These financial statements are presented in US dollars (USD), which is the Group’s functional currency, rounded to the nearest one thousand, unless otherwise noted. The USD is the currency that represents the principal economic environment in which the Group operates.

C.	Use of estimates and judgment

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Management prepares the estimates on the basis of past experience, various facts, external circumstances, and reasonable assumptions according to the pertinent circumstances of each estimate.

The preparation of accounting estimates used in the preparation of the Group’s financial statements requires management of the Group to make assumptions regarding circumstances and events that involve considerable uncertainty.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Information about assumptions made by the Group with respect to the future and other reasons for uncertainty with respect to estimates that have a significant risk of resulting in a material adjustment to carrying amounts of assets and liabilities in the next financial year are included in Note 12.

Fair value measurement

The Group’s management regularly reviews significant unobservable inputs and valuation adjustments, including obtaining valuations prepared by third parties and assessing the evidence to support the conclusion that these valuations meet the requirements of IFRS, including the level in the fair value hierarchy in which the valuations should be classified.

Significant valuation issues are reported to the Group Audit Committee.

When measuring the fair value of an asset or liability, the Group uses market observable data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

-	Level 1: quoted prices in active markets for identical assets or liabilities.

-	Level 2: inputs other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly.

-	Level 3: inputs for the asset or liability that are not based on observable market data.

If the inputs used to measure the fair value of an asset or a liability might be categorized in different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

The Group recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

Further information about the assumptions made in measuring fair value of share based payments and derivative liability are included in Note 10 and Note 20, respectively.

D.	Exchange rates and linkage bases

Balances in foreign currency or linked thereto are included in the financial statements at the representative exchange rates, as published by the Bank of Israel, which were prevailing as of the statement of financial position date.

Data on exchange rates are as follows:

Representative
exchange rate of USD
(NIS/USD 1)
Date of financial statements:
December 31, 2017	3.467
December 31, 2016	3.845
December 31, 2015	3.902

Changes in exchange rates for the Year ended:	%

December 31, 2017	(9.8)
December 31, 2016	(1.5)
December 31, 2015	0.3